RISKS AND UNCERTAINTIES (Details) - EBT Total - BP ADS - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Risk and Uncertainty [Line Items]
Concentration of investment, amount	$ 638	$ 604
Concentration of investment, percentage	6.64%	6.94%